As filed with the Securities and Exchange Commission
on December 19, 2011
Securities Act of 1933 Registration No. 033-51308
Investment Company Act of 1940 Registration No. 811-07142

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

☑	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 80 ☑
and/or

☑	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 82 ☑

Highland Funds II
(Exact Name of Registrant as Specified in Charter)
c/o Highland Funds Asset Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code: 1-972-628-4100

Mr. R. Joseph Dougherty
c/o Highland Funds Asset Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and Address of Agent for Service)
With a copy to:
Mr. Brian Mitts
c/o Highland Funds Asset Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
It is proposed that this filing be effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485

☑	On December 22, 2011 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	On (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Parts A, B and C to the Highland Funds II (the “Registrant”) Post-Effective Amendment No. 68 to the Registration Statement under the Securities Act of 1933, as amended, (the “Securities Act”) and Amendment No. 70 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission on September 23, 2011 (the “Post-Effective Amendment”) are incorporated herein by reference.
The Registrant is submitting this post-effective amendment pursuant to Rule 485(b) under the Securities Act solely to designate December 22, 2011 as the new effective date for the Post-Effective Amendment filed pursuant to Rule 485(a) under the Securities Act on September 23, 2011, which contains the Prospectus and the Statement of Additional Information describing Highland Natural Resources Fund, a series of the Registrant. The Post-Effective Amendment was scheduled to become effective on December 20, 2011 pursuant to the Post-Effective Amendment No. 79 to the Registration Statement under the Securities Act filed with the Securities and Exchange Commission on December 14, 2011. This post-effective amendment is not intended to amend or supersede any information contained in the Post-Effective Amendment and is not intended to amend the prospectuses and statements of additional information of other series of the Registrant.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas, State of Texas on this 19th day of December, 2011.

By:	/s/ R. Joseph Dougherty*
R. Joseph Dougherty
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ R. Joseph Dougherty* R. Joseph Dougherty	Chairman of the Board, President and Chief Executive Officer	December 19, 2011

/s/ Timothy K. Hui* Timothy K. Hui	Trustee	December 19, 2011

/s/ Scott F. Kavanaugh* Scott F. Kavanaugh	Trustee	December 19, 2011

/s/ James F. Leary* James F. Leary	Trustee	December 19, 2011

/s/ Bryan A. Ward Bryan A. Ward	Trustee	December 19, 2011

/s/ Brian Mitts Brian Mitts	Treasurer (Principal Financial Officer and Principal Accounting Officer)	December 19, 2011
* By:  /s/ Brian Mitts
          Brian Mitts
          Attorney-in-Fact
December 19, 2011